Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following tables and related disclosure show the relationship between (i) the total compensation for our principal executive officer (“PEO”) and other named executive officers (“NEOs”) as set forth in the Summary Compensation Table, (ii) the “compensation actually paid” (“CAP”) for our PEO and NEOs (computed in accordance with Item 402(v) of Regulation S-K), (iii) our total shareholder return (“TSR”), and (iv) our net income.

This disclosure does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid To PEO($)(2)	Average Summary Compensation Table Total for Other NEOs($)(3)	Average Compensation Actually Paid to Other NEOs($)(4)	Value of $100 Initial Fixed Investment Based on Company Total Shareholder Return($)(5)	Value of $100 Initial Fixed Investment Based on Peer Group Total Shareholder Return($)(6)	Net Income (Loss) (in millions)($)(7)
2023	4,255,006	3,233,266	1,980,327	1,527,898	46	115	(130)
2022	3,515,398	(7,798,162)	3,919,441	1,798,838	54	111	(133)
2021	9,612,580	15,235,920	1,429,309	753,050	120	125	(36)
2020	3,662,229	4,877,874	2,969,307	3,155,795	88	126	(190)

(1)
Our PEO for each applicable year was Arnon Rosenthal, Ph.D.
(2)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

Year	Summary Compensation Table Total for PEO($)	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to PEO($)
2023	4,255,006	(3,190,771)	3,641,317	(900,099)	203,555	(775,742)	3,233,266
2022	3,515,398	(2,495,454)	2,391,407	(7,781,322)	30,613	(3,458,804)	(7,798,162)
2021	9,612,580	(8,639,829)	7,806,684	3,367,916	244,403	2,844,166	15,235,920
2020	3,662,229	(3,096,204)	4,798,197	(1,737,239)	149,340	1,101,551	4,877,874

(3)
Our NEOs for each applicable year were:
•
2023: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.
•
2022: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Robert King, Ph.D.; Gary Romano, M.D., Ph.D.; Linda Rubinstein
•
2021: Sara Kenkare-Mitra, Ph.D.; Robert King, Ph.D.; Robert Paul, M.D., Ph.D.; Linda Rubinstein; Shehnaaz Suliman, M.D.; Calvin Yu
•
2020: Robert King, Ph.D.; Robert Paul, M.D., Ph.D.; Shehnaaz Suliman, M.D.; Calvin Yu
(4)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our NEOs (excluding our PEO):

Year	Average Summary Compensation Table Total for Other NEOs($)s	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to Other NEOs($)
2023	1,980,327	(1,055,565)	1,204,614	(373,876)	67,339	(294,941)	1,527,898
2022	3,919,441	(3,349,066)	1,741,415	(544,915)	180,511	(148,548)	1,798,838
2021	1,429,309	(809,934)	345,425	(764,090)	16,222	536,118	753,050
2020	2,969,307	(2,425,974)	2,238,042	(341,138)	363,929	351,629	3,155,795

(5)
Total shareholder return illustrates the value, as of the last day of the applicable fiscal year, of an investment of $100 in our common stock on December 31, 2019.
(6)
The peer group used for relative total shareholder return is the Nasdaq Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K filed with the SEC on February 27, 2024.
(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
Our NEOs for each applicable year were:
•
2023: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.
•
2022: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Robert King, Ph.D.; Gary Romano, M.D., Ph.D.; Linda Rubinstein
•
2021: Sara Kenkare-Mitra, Ph.D.; Robert King, Ph.D.; Robert Paul, M.D., Ph.D.; Linda Rubinstein; Shehnaaz Suliman, M.D.; Calvin Yu
•
2020: Robert King, Ph.D.; Robert Paul, M.D., Ph.D.; Shehnaaz Suliman, M.D.; Calvin Yu

Peer Group Issuers, Footnote	The peer group used for relative total shareholder return is the Nasdaq Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K filed with the SEC on February 27, 2024.
PEO Total Compensation Amount	$ 4,255,006	$ 3,515,398	$ 9,612,580	$ 3,662,229
PEO Actually Paid Compensation Amount	$ 3,233,266	(7,798,162)	15,235,920	4,877,874
Adjustment To PEO Compensation, Footnote
(2)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

Year	Summary Compensation Table Total for PEO($)	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to PEO($)
2023	4,255,006	(3,190,771)	3,641,317	(900,099)	203,555	(775,742)	3,233,266
2022	3,515,398	(2,495,454)	2,391,407	(7,781,322)	30,613	(3,458,804)	(7,798,162)
2021	9,612,580	(8,639,829)	7,806,684	3,367,916	244,403	2,844,166	15,235,920
2020	3,662,229	(3,096,204)	4,798,197	(1,737,239)	149,340	1,101,551	4,877,874

Non-PEO NEO Average Total Compensation Amount	$ 1,980,327	3,919,441	1,429,309	2,969,307
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,527,898	1,798,838	753,050	3,155,795
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our NEOs (excluding our PEO):

Year	Average Summary Compensation Table Total for Other NEOs($)s	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to Other NEOs($)
2023	1,980,327	(1,055,565)	1,204,614	(373,876)	67,339	(294,941)	1,527,898
2022	3,919,441	(3,349,066)	1,741,415	(544,915)	180,511	(148,548)	1,798,838
2021	1,429,309	(809,934)	345,425	(764,090)	16,222	536,118	753,050
2020	2,969,307	(2,425,974)	2,238,042	(341,138)	363,929	351,629	3,155,795

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and the Company’s Total Shareholder Return

The following chart sets forth the relationship between the “compensation actually paid” to our PEO, the average “compensation actually paid” to our NEOs as a group (excluding our PEO), and the Company’s total shareholder return over the period covering fiscal years 2020, 2021, 2022, and 2023. We utilize several performance measures to align executive compensation with our performance, but those are not financial performance measures, such as total shareholder return. For example, as described in more detail above in the section titled “Executive Compensation,” part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to achieve defined annual corporate goals and to reward our NEOs for individual achievement towards these goals. Additionally, we view equity awards, which are an integral part of our executive compensation program, as related to Company performance because the value of each award increases only if the value of our common stock appreciates from the grant date and if the NEO continues employment over the vesting period. These equity awards strongly align our NEOs’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our NEOs to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Alector is not a commercial-stage company, and we did not have any revenue during the periods presented, except revenue related to the agreement with AbbVie and the agreement with GSK for the license and co-development of product candidates with those parties. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2020 to 2021, our net loss decreased, the “compensation actually paid” for our PEO increased, and the “compensation actually paid” for our NEOs decreased. This decrease in “compensation actually paid” for our NEOs is largely due to Dr. Kenkare-Mitra beginning employment with us in December 2021 but not receiving any equity awards in that year and Ms. Rubinstein not receiving equity awards in connection with the confidential consulting agreement we entered into with FLG Partners, LLC in connection with Ms. Rubinstein’s services. From 2021 to 2022, our net loss increased, the “compensation actually paid” for our PEO decreased, and the “compensation actually paid” for our other NEOs increased. From 2022 to 2023 our net loss decreased slightly, the “compensation actually paid” for our PEO increased, and the “compensation actually paid” for our other NEOs decreased. This increase in 2022 and decrease in 2023 in “compensation actually paid” for our other NEOs is largely due to new NEO equity awards in 2022.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 46	54	120	88
Peer Group Total Shareholder Return Amount	115	111	125	126
Net Income (Loss)	$ (130,000,000)	(133,000,000)	(36,000,000)	(190,000,000)
PEO Name	Arnon Rosenthal, Ph.D
PEO | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,190,771)	(2,495,454)	(8,639,829)	(3,096,204)
PEO | Year End Equity Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,641,317	2,391,407	7,806,684	4,798,197
PEO | Change in Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,099)	(7,781,322)	3,367,916	(1,737,239)
PEO | Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,555	30,613	244,403	149,340
PEO | Change in Value of Prior Years Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(775,742)	(3,458,804)	2,844,166	1,101,551
Non-PEO NEO | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,565)	(3,349,066)	(809,934)	(2,425,974)
Non-PEO NEO | Year End Equity Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,204,614	1,741,415	345,425	2,238,042
Non-PEO NEO | Change in Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,876)	(544,915)	(764,090)	(341,138)
Non-PEO NEO | Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,339	180,511	16,222	363,929
Non-PEO NEO | Change in Value of Prior Years Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (294,941)	$ (148,548)	$ 536,118	$ 351,629